SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IPO Distribution Services
Revenue from contracts with customers	$ 9,305,372	$ 4,111,076	$ 8,185,595
Currency Exchange Service
Revenue from contracts with customers	$ 9,462,749	$ 5,326,985	$ 6,904,233